Fixed Assets and Leasehold Improvements (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Fixed Assets and Leasehold Improvements

10. Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements at December 31, 2011 and 2012 are summarized as follows:

	December 31, 2011	December 31, 2012
Computer software and equipment	$1,265	$2,268
Furniture, fixtures and equipment	1,242	1,215
Leasehold improvements	170	466
Software development costs and assets not put in service	2,123	3,099
Capital lease	2,401	2,401
	7,201	9,449
Less accumulated depreciation and amortization	(1,484)	(3,128)
Equipment and leasehold improvements	$5,717	$6,321

Depreciation expense for the years ended December 31, 2011 and 2012 was $1,023 and $1,644, respectively.